Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

TEL: (212) 735-3000	FIRM/AFFILIATE OFFICES
FAX: (212) 735-2000	BOSTON
www.skadden.com June 7, 2012	CHICAGO HOUSTON LOS ANGELES PALO ALTO SAN FRANCISCO WASHINGTON, D.C. WILMINGTON ----------- BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS
James E. O'Connor Division of Investment Management Securities and Exchange Commission Washington, D.C. 20549	SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO VIENNA
Re: Apollo Investment Corporation Preliminary Proxy Filing

Dear Mr. O'Connor:

On behalf of Apollo Investment Corporation (the "Company"), we are enclosing herewith for filing, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, the Company's preliminary proxy statement on Schedule 14A, together with a form of proxy, relating to the Company's 2012 Annual Meeting of Stockholders.

If you have any questions, please do not hesitate to contact me at (212) 735-3859 or Richard Prins at (212) 735-2790.

Sincerely,

/s/ Veronica Castillo
Veronica Castillo